Work in Progress, Net	12 Months Ended
Dec. 31, 2021
Disclosure Of Unbilled Work In Progress Explanatory [Abstract]
WORK IN PROGRESS, NET
11	WORK IN PROGRESS, NET

As of December 31, this account comprises:

	2020	2021

Cumbra Peru S.A.	170,965	304,940
Cumbra Ingenieria S.A.	15,468	4,123
	186,433	309,063

The work in progress costs include all expenses incurred by the Corporation under construction contracts currently in force. The Corporation estimates that all the costs incurred will be billed and collected.

Below is the work in progress grouped by the main projects:

	2020	2021

Vial y Vives - DSD S.A. - Modernization and expansion of Arauco Plant	24,224	139,025
Vial y Vives - DSD S.A. - Quebrada Blanca Project	73,337	64,777
Cumbra Peru S.A. - Concentrator Plant and tunnel of Quellaveco	68,701	82,253
Cumbra Peru S.A. - Jorge Chavez Airport	-	16,602
Cumbra Peru S.A. - Talara Refinery	15,468	-
Others	4,703	6,406
	186,433	309,063